UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                            Washington, D.C.  20549

                                    Form 13F

                              Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: December 31, 2006

Check here if Amendment [  ]; Amendment Number:
This Amendment (Check only one.): [  ] is a restatement.
                                  [  ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:    Post Advisory Group, LLC
Address: 11755 Wilshire Blvd, Suite 1400

         Los Angeles, CA  90025

13F File Number:  28-

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:      Michael Migro
Title:     President and Chief Operating Officer
Phone:     (310) 996-9600

Signature, Place, and Date of Signing:

     Michael Migro     Los Angeles, CA     March 13, 2007


Report Type (Check only one.):

[ X]         13F HOLDINGS REPORT.

[  ]         13F NOTICE.

[  ]         13F COMBINATION REPORT.

                              FORM 13F SUMMARY PAGE


Report Summary:

Number of Other Included Managers:         0

Form13F Information Table Entry Total:     12

Form13F Information Table Value Total:     $100,113 (thousands)


List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional managers with respect to which this report is filed, other than the manager filing this report.

NONE

                                                     FORM 13F INFORMATION TABLE
                                                             VALUE  SHARES/ SH/ PUT/ INVSTMT  OTHER            VOTING AUTHORITY
NAME OF ISSUER                 TITLE OF CLASS   CUSIP     (x$1000)  PRN AMT PRN CALL DSCRETN MANAGERS         SOLE   SHARED     NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
ALPHA NATURAL RESOURCES INC    COM              02076X102      342    24000 SH       SOLE                    24000        0        0
AMKOR TECHNOLOGY INC           COM              031652100     1868   200000 SH       SOLE                   200000        0        0
CELANESE CORP DEL              COM SER A        150870103      906    35000 SH       SOLE                    35000        0        0
LIBERTY GLOBAL INC             COM SER A        530555101     8780   301200 SH       SOLE                   301200        0        0
MASSEY ENERGY CORP             COM              576206106      348    15000 SH       SOLE                    15000        0        0
NPS PHARMACEUTICALS INC        NOTE 3.000% 6/1  62936PAB9    24924 26800000 PRN      SOLE                        0        0        0
SCI SYS INC                    NOTE 3.000% 3/1  783890AF3     4094  4120000 PRN      SOLE                        0        0        0
SPANISH BROADCASTING SYS INC   CL A             846425882     1855   451400 SH       SOLE                   451400        0        0
SPRINT NEXTEL CORP             COM FON          852061100      999    52900 SH       SOLE                    52900        0        0
STATS CHIPPAC LTD              SPONSORED ADR    85771T104     2035   265000 SH       SOLE                   265000        0        0
TRANSMERIDIAN EXPL INC         COM              89376N108     2002   580219 SH       SOLE                   580219        0        0
UNITED RENTALS INC             COM              911363109    51960  2043250 SH       SOLE                  2043250        0        0